Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 15,476
Fully amortised intangible assets	1,536	€ 880
Intangible assets other than goodwill	99,358 [1]	94,049
Additions of intangible assets pending of payment	1,430	1,952
Commitments for acquisition of intangible assets	€ 1,426	1,127
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	3 years
Top of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	5 years
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 12,354	13,205
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,585	2,754
Industrial properties
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,257	3,431
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	14,099	28,478
Intangible assets other than goodwill	71,791	66,408
Patents Customer related Intangible Assets Licenses And Similar And Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 1,377	€ 3,481
Nordics [Member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projections covering period	five-year
Pre tax discount rate applied to cash flow projections	14.50%	15.07%
Growth rate used to extrapolate cash flow projections	1.50%	1.50%
Impairment loss	€ 2,349
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 12,369	€ 26,182

[1]	Unaudited